ORGANIZATION AND BASIS OF PRESENTATION	3 Months Ended
Aug. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BASIS OF PRESENTATION

Nature of Business

HYPGEN INC. (formerly MEGA BRIDGE INC) (the “Company”) is a for profit corporation established under the corporate laws of the State of Nevada on March 26, 2015.

We are an emerging growth company as defined in Section 2(a)(19) of the Securities Act. We will continue to be an emerging growth company until: (i) the last day of our fiscal year during which we had total annual gross revenues of $1,000,000,000 or more; (ii) the last day of our fiscal year following the fifth anniversary of the date of the first sale of our common stock pursuant to an effective registration statement under the Securities Act; (iii) the date on which we have, during the previous 3-year period, issued more than $1,000,000,000 in non-convertible debt; or (iv) the date on which we are deemed to be a large accelerated filer, as defined in Section 12b-2 of the Exchange Act.

As an emerging growth company, we are exempt from:

Section 14A (a) and (b) of the Exchange Act, which requires companies to hold stockholder advisory votes on executive compensation and golden parachute compensation;

The requirement to provide in any registration statement periodic report or other report to be filed with the Securities and Exchange Commission, certain modified executive compensation disclosure under Item 402 of Regulation S-K or selected financial data under Item 301 of Regulation S-K for any period before the earliest audited period presented in our initial registration statement;

Compliance with new or revised accounting standards until those standards are applicable to private companies;

The requirement under Section 404(b) of the Sarbanes-Oxley Act of 2002 to provide auditor attestation of our internal controls and procedures; and

Any Public Company Accounting Oversight Board ("PCAOB") rules regarding mandatory audit firm rotation, or an expanded auditor report and any other PCAOB rules subsequently adopted, unless the Securities and Exchange Commission determines the new rules are necessary for protecting the public.

We have not elected to use the extended transition period for complying with new or revised accounting standards under Section 102(b)(1) of the Jumpstart Our Business Startups Act.

The accompanying unaudited interim condensed financial statements of HYPGEN INC. (the “Company”) have been prepared in accordance with accounting principles generally accepted in the United States of America and the rules of the Securities and Exchange Commission, and should be read in conjunction with the audited financial statements and the accompanying notes. In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of financial position and the results of operations for the interim periods presented have been reflected herein. The results of operations for interim periods are not necessarily indicative of the results to be expected for the full year. Notes to the financial statements which would substantially duplicate the disclosure contained in the audited financial statements for the fiscal year ended May 31, 2017 as reported in the Annual Report on Form 10-K have been omitted.

Unless the context otherwise requires, all references to “we,” “us,” “our” or the “Company” are to HYPGEN INC.

On January 18th, 2017, Olaf Robak, the Company's President and CEO, executed a stock purchase agreement with First Legacy Management LLC, which acquired 4,000,000 shares of common stock, representing 80% ownership of the Company. First Legacy Management LLC paid $350,000 in cash. Simultaneous with this transaction, Mr. Olaf Robak resigned from his official positions as Director, CEO, CFO, President, Treasurer and Secretary of the Company, and on the same day the shareholders of the Corporation voted Mr. Antonio Treminio as Director & CEO.

On March 9, 2017 FINRA notified the Company that request for symbol change was approved. Effective March 13, 2017 the Company’s common stock began trading under the symbol MGBR.

On June 28, 2017, the Company executed an Asset Assignment Agreement (“Asset Assignment Agreement”) with Richard L. Chang Holding’s LLC (“Holdings LLC”), pursuant to which Holdings was issued be 60,000,000 shares of the Company’s common stock and 2,000,000 restricted, non-convertible, non-dividend paying shares of the Company’s preferred stock with 1000 to 1 voting rights over shares of the Company’s common stock. In consideration of these share issuances, Holdings LLC has assigned to the Company all of its rights, title and interest in United States Utility Patent Application No. 62/420,177 filed on November 10, 2016, titled “COMPOSITIONS AND METHODS OF USE OF PHORBOL ESTERS FOR THE TREATMENT OF PARKINSON’S DISEASE” and all related intellectual property, inventions and trade secrets, data, and clinical study results. Additionally, the Company issued 15,000,000 common shares to Rich Pharmaceuticals, Inc. for use of the clinical trial under an Investigational New Drug Application. Additionally, pursuant to the terms of the Asset Assignment Agreement, upon the Company receiving a minimum of $1,000,000 in equity financing, Holdings LLC shall assign to the Company all of its rights, title and interest to United States Utility Patent Application No USPTO Application No. 15/385,862 filed on December 20, 2016, titled ”COMPOSITIONS AND METHODS OF USE OF PHORBOL ESTERS FOR THE TREATMENT OF STROKE” and all related intellectual property, inventions and trade secrets, data, and clinical study results. The Asset Assignment Agreement grants to Holdings LCC the right to require the Company to assign back to Holdings LLC the Patent Application and all related intellectual property in the event the Company does not raise a minimum of $1,000,000 in equity financing by June 28, 2018. In the event that Holdings LLC exercises this right of reversion, the 2,000,000 shares of Preferred Stock issued to Holdings LLC shall be assigned to Apica Investments Limited or its assignees.

On June 28, 2017, the Company discontinued operations of its office products sales and distribution segment.

On July 11, 2017, the Board of Directors of the Company appointed Dr. Moretz as the Chief Financial Officer of the Company.

On July 18, 2017, we filed Articles of Merger with the Secretary of State of Nevada in order to effectuate a merger with our wholly-owned subsidiary, HypGen Inc. Shareholder approval was not required under Section 92A.180 of the Nevada Revised Statutes. As part of the merger, our board of directors authorized a change in our name to “HypGen Inc” and our Articles of Incorporation have been amended to reflect this name change.

On August 1, 2017, the Company changed its name to HypGen Inc. to more accurately reflect the Company’s new strategic direction as it focuses its efforts on developing therapeutic treatment options for Parkinson's disease. Effective with the name change the Company’s trading symbol was changed to HPGN with OTC Markets.

Going Concern

As indicated in the accompanying condensed financial statements, the Company has incurred net losses of $353,617 and $351 for the three months ended August 31, 2017 and 2016, respectively. Management’s plans include the raising of capital through related and third parties to fund future operations of pushing its Parkinson’s disease drug through phase II drug trials in order to obtain approval from the food and drug administration (“FDA”). Failure to raise adequate capital during the testing and approval seeking process may force the Company to curtail or cease operations. Additionally, even if the Company raises sufficient capital to support its operating expenses, there can be no assurances that FDA approval will be granted whereby no revenue from target project will ever be recognized to enable it to develop business to a level where it will generate profits and cash flows from operations. These matters raise substantial doubt about the Company’s ability to continue as a going concern. However, the accompanying condensed financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. These condensed financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.